Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Current
Federal	$ 439	$ 247
State	4	5
Deferred	(116)	(116)
Income Tax Expense (Benefit)	$ 328	$ 136